Summary of Significant Accounting Policies - Summary of Class A Ordinary Shares Reflected on the Condensed Balance Sheets (Detail) - Kensington Capital Acquisition Corp. IV [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022
Gross proceeds			$ 230,000,000
Fair value of Public Warrants at issuance	$ (4,290,000)		(4,680,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	4,662
Remeasurement of Class A ordinary shares subject to possible redemption amount		$ 22,186,565
Remeasurement of Class A ordinary shares subject to possible redemption amount	194,899
Class A ordinary shares subject to possible redemption	230,194,899		230,194,899
Common Class A [Member]
Gross proceeds		230,000,000
Fair value of Public Warrants at issuance		(9,430,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	4,662	(12,756,565)
Remeasurement of Class A ordinary shares subject to possible redemption amount		22,186,565
Remeasurement of Class A ordinary shares subject to possible redemption amount	194,899
Class A ordinary shares subject to possible redemption	$ 230,194,899	$ 230,000,000	$ 230,194,899